[Letterhead of Willkie Farr & Gallagher LLP]

New York Washington, DC Paris London

June 10, 2005

VIA EDGAR

Securities and Exchange Commission
100 F Street
Room 3657
Washington, D.C. 20549-0405

Attention: Nicholas Panos

Re:	Peter Kiewit Sons’, Inc. Schedule TO-I/A SEC File No. 5-53883

Ladies and Gentlemen:

On behalf of Peter Kiewit Sons’, Inc. (“Kiewit”) we are today filing via EDGAR Amendment No. 2 to Kiewit’s Issuer Tender Offer Statement on Schedule TO (as amended, the “Schedule TO”).

We have set forth below Kiewit’s response to the comments of the Commission’s staff contained in the letter from Nicholas Panos to John S. D’Alimonte and David K. Boston of Willkie Farr & Gallagher LLP, dated June 4, 2005. In setting forth those responses, we have used the paragraph numbers in Mr. Panos’s letter for ease of reference. As we discussed with Mr. Panos, in light of the revisions contained in Amendment No. 2 to the Schedule TO, Kiewit does not intend to distribute either a revised offer to purchase or letter of transmittal to Kiewit Stockholders.

All terms used and not otherwise defined in this letter have the meanings given them in the Schedule TO.

Securities and Exchange Commission
June 10, 2005

General

1.	Comment: The common stock for which the tender offer is being made appears to be the class of Kiewit common stock registered under Section 12(g) of the Exchange Act. Given that the offer is being made for up to 38% of the amount of common stock held by each security holder, advise us what consideration has been given to the application of Rule 13e-3 to the tender offer. While we recognize that 1,574 holders of record were reported as of the record date, please discuss whether or not the tender offer is part of a series of transactions intended to take Kiewit private within the meaning of Rule 13e-3.

Response: Rule 13e-3 provides that a tender offer is part of a going private transaction if it would cause any class of equity securities of the issuer which is subject to Section 12(g) or Section 15(d) of the Securities Exchange Act of 1934, as amended, to be held of record by less than 300 persons.[1] The tender offer is not part of a series of transactions intended to take Kiewit private within the meaning of Rule 13e-3 because it will not change the number of record holders of Kiewit Stock and, following completion, Kiewit will continue to have more than 300 record holders.

As you note in your letter, there are currently 1,574 record holders of Kieiwt Common Stock. In the tender offer, Kiewit is offering to purchase 38% of the shares of Kiewit Stock held by each Kiewit Stockholder, rounded to the nearest whole share (with 0.5 of a share rounded up to the next whole share). No shares tendered by any Kiewit Stockholder in excess of that maximum specified percentage will accepted by Kiewit for purchase. Thus, no more than 38% of the shares of Kiewit Stock held by any Kiewit Stockholder will be purchased in the tender offer (or redeemed from any non-participating Kiewit Stockholder following the expiration of the tender offer, as described in the offer to purchase).

6. Conditions to the Offer

2.	Comment: Please refer to the first paragraph of this section. Kiewit has indicated that the conditions may be asserted at any time prior to Kiewit’s acceptance of shares. Please be advised that all conditions to the offer other than those dependent upon the receipt of necessary government approvals, must be satisfied or waived before the expiration of the offer and not the date shares are accepted. Defining the conditions as an ongoing right that exists until tendered shares have been accepted suggests that the conditions to the offer may be raised or asserted after expiration of the offer. Please revise the disclosure to make clear that all

[1]	Rule 13e-3 also provides that a tender offer is a going private transaction if it causes any class of equity securities of the issuer which is either listed on a national securities exchange or authorized to be quoted in an inter-dealer quotation system of a registered national securities association to be neither listed on any national securities exchange nor authorized to be quoted on an inter-dealer quotation system of any registered national securities association. Since the Kiewit Stock is not currently listed or quoted on any national securities exchange or quoted on an inter-dealer quotation system, this provision is not applicable.

Securities and Exchange Commission
June 10, 2005

conditions to the offers, other than those dependent upon receipt of necessary government approvals, must be satisfied or waived before expiration of the offer.

Complied with. See additional disclosure in Amendment No. 2 to the Schedule TO.

15. Extension of Tender Period; Termination; Amendment

3.	Comment: We note that Kiewit has reserved the right to terminate the tender offer in its discretion for any reason. Revise to remove the language that Kiewit reserves the right to terminate whether or not the offer conditions have been satisfied and make clear that Kiewit does not intend to terminate the offer for any reason other than what has been expressed in the conditions section. The staff believes that if an offer or can terminate any offer for any reason, the offer is illusory.

Response: Complied with. See revised disclosure in Amendment No. 2 to the Schedule TO.

Letter of Transmittal

4.	Comment: The transmittal form improperly asks option holders to certify that they have “read” the terms of the offer. Please revise to delete the requirement that security holders certify that they have “read” the offer. Alternatively, amend the form to include a legend in bold typeface that indicates Kiewit neither views the certification made by security holders that they have read the offering materials as a waiver of liability and that Kiewit promises not to assert that this provisions constitutes a waiver of liability.

Response: Complied with. See revised disclosure in Amendment No. 2 to the Schedule TO.

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Should members of the Commission staff have any questions or require any additional information, they should call the undersigned, John D’Alimonte or David K. Boston of this office at (212) 728-8000.

Very truly yours,

/s/ Laura L. Delanoy

Laura L. Delanoy

cc:	Tobin A. Schropp Michael F. Norton John S. D’Alimonte David K. Boston